Balance Sheet Components - Schedule of Accrued Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Accrued Liabilities [Abstract]
Accrued compensation	$ (4,066)	$ (3,472)
Accrued other liabilities	(1,915)	(496)
Accrued liabilities	$ (5,981)	$ (3,968)